As Filed with the U.S. Securities and Exchange Commission on February 17, 2012
1933 Act File No. 033-43321
1940 Act File No. 811-06441

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 35 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 36 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY INTERNATIONAL BOND FUNDS (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 17th day of February, 2012.
American Century International Bond Funds
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	February 17, 2012

* _________________________________ Robert J. Leach	Vice President, Treasurer and Chief Financial Officer	February 17, 2012

* _________________________________ Tanya S. Beder	Trustee	February 17, 2012

* _________________________________ Jeremy I. Bulow	Trustee	February 17, 2012

* _________________________________ John Freidenrich	Trustee	February 17, 2012

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	February 17, 2012

* _________________________________ Frederick L.A. Grauer	Trustee	February 17, 2012

* _________________________________ Peter F. Pervere	Trustee	February 17, 2012

* _________________________________ Myron S. Scholes	Trustee	February 17, 2012

* _________________________________ John B. Shoven	Trustee	February 17, 2012

*By:	/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Attorney in Fact
(pursuant to Power of Attorney dated September 28, 2011)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	XBRL Instance Document

Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document